Current financial assets and Cash and cash equivalents - Summary of Sensitivity of the Instrument (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2022
Shock On Zspread Minus 50 Bps [Member]
Statement [Line Items]
Basis points	(0.005)
Shock On Zspread 0 Bps [Member]
Statement [Line Items]
Basis points	0
Shock On Zspread 50 Bps [Member]
Statement [Line Items]
Basis points	0.005
Shock On Zspread 100 Bps [Member]
Statement [Line Items]
Basis points	0.01
Shock On Zspread 200 Bps [Member]
Statement [Line Items]
Basis points	0.02